CRYPTOCURRENCIES - Schedule of company's cryptocurrencies activity posted as collateral (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
CRYPTOCURRENCIES
Beginning balance	$ 126,529,342
Ending balance	92,193,457	$ 126,529,342
Cryptocurrencies posted as collateral
CRYPTOCURRENCIES
Cryptocurrencies posted as collateral	13,640,204	1,757,712
Cryptocurrency collateral returned		(2,763,872)
Gain on sales		$ 1,006,160
Change in fair value	(1,696,489)
Ending balance	$ 11,943,716